8. ADVANCES FROM FEDERAL HOME LOAN BANK OF DALLAS (Details Narrative) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Advances From Federal Home Loan Bank Of Dallas Details Narrative
FHLB of Dallas debt	$ 108,997	$ 142,751
Advances interest at weighted average	3.38%	2.82%
Aditional amount available under line of credit with the FHLB of Dallas	$ 183,931